                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                      THAT REQUEST EXPIRED ON MAY 15, 2002

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2001
                                                ------------------

Check here if Amendment [X]; Amendment Number:  2
                                               ----------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner            Baltimore, Maryland      5/15/02
           -------------------------     -----------------------  -------
             [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    6
                                           ------------------------------

Form 13F Information Table Value Total:    $72,058
                                           ------------------------------
                                                  (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


   COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
   --------                --------       --------   --------    --------------------  ----------   --------         --------
                                                      VALUE      SHRS OR   SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS  SOLE    SHARED    NONE
--------------          --------------      -----    --------    -------   ---   ----  ----------   --------  ----    ------    ----
American Wireless          Common         00209A106    4,551    304,598     SH            SOLE                SOLE

Dobson
Communications             Common         256069105    3,389    327,400     SH            SOLE                SOLE

Dobson
Communications             Common         256069105      518     50,000     SH   CALL     SOLE                                  NONE

Orion Power                Common         686286105    5,817    228,100     SH            SOLE                SOLE

Willamette Industries      Common         969133107   42,556    945,900     SH            SOLE                SOLE

Williams Cos               Common         969457100   15,227    557,770     SH            SOLE                SOLE
